Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Lease related amortization	$ 2.0	$ 4.7	$ 10.5